EATON VANCE TAX-MANAGED
                            EMERGING GROWTH FUND 1.1

                  Supplement to Prospectus dated March 1, 2001


Effective October 31, 2001, Fund shares are no longer available for sale to new investors.



OCTOBER 19, 2001                                                         MG1.1PS